Consolidated Statements of Cash Flows (Unaudited) (USD $)	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (10,103,480)	$ (29,709,386)	$ (7,950,359)
Adjustments to reconcile net loss to net cash used in operating activities
Depletion of oil and gas properties	261,061	720,740	95,815
Impairment of oil and gas assets	16,380,166	12,848,677	1,162,545
Stock-based compensation	22,371	885,160	457,085
Depreciation	24,303	60,465	152,720
Accretion of asset retirement obligation	48,250	60,867	44,578
Allowance for related party long-term receivable	294,862
Gain on Debt Extinguishment	(250,000)
Rent settlement	(50,000)
Amortization of deferred debt discount	2,305,458	722,090
Amortization of deferred financing costs	(172,288)
Foreign currency transaction (gain) or loss	6,849	(36,181)	139,679
Change in fair value of derivatives liabilities	(13,573,776)	9,395,435	829,166
Accounts receivable	231,316	225,755	(392,003)
Prepaid expenses and other assets	70,521	82,092	264,521
Accounts payable and accrued liabilities	(697,879)	(541,260)	(649,974)
Related party payable	51,937	(33,932)	(304,120)
Accrued interest payable	1,326,113	505,696
Asset retirement obligation	(148,514)	(1,661)	(90,746)
Other assets	(15,315)	12,758
Net Cash Used in Operating Activities	(3,643,469)	(3,716,843)	(4,941,145)
Cash Flows from Investing Activities:
Capitalized expenditure on oil and gas properties	(243,409)	(1,361,890)	(941,322)
Cash proceeds from disposition of oil and gas assets	431,989		2,391,077
Transfer of restricted cash to operating cash	658,000
Change in reclamation deposit	118,696	(2,881)	33,494
Acquisition of property and equipment	(12,033)	(3,054)	(7,401)
Net cash provided (used) by investing activities	953,243	(1,367,825)	1,475,848
Cash Flows From Financing Activities:
Proceeds from issuance of convertible notes		7,100,000
Proceeds from issuance of preferred shares	1,759,900		2,136,950
Transaction costs		(327,752)
Change in cash in escrow		(658,000)
Net Cash Provided by Financing Activities	1,759,900	6,114,248	2,136,950
Change in cash and cash equivalents	(930,326)	1,029,580	(1,328,347)
Exchange rate fluctuations on cash and cash equivalents	50,762	253	(2,377)
Cash and cash equivalents, beginning of period	1,179,838	150,005	1,480,729
Cash and cash equivalents, end of period	300,274	1,179,838	150,005
Cash Paid During the Period for:
Income taxes
Interest received		1,163
Interest paid		50,083
Non-cash investing and financing activities:
Conversion of Preferred Shares into Junior Notes		$ 2,501,069